S000065632 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DoubleLine Emerging Markets Local Currency Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	(4.37%)	12.49%	(6.99%)	(9.37%)	2.61%